THIRD AVENUE FUNDS

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

     SUPPLEMENT DATED AUGUST 13, 2004 TO THE PROSPECTUS DATED MARCH 1, 2004

THE PARAGRAPH UNDER "PRICE OF SHARES" ON PAGE 17 OF THE PROSPECTUS IS REPLACED BY THE FOLLOWING:

The price you will pay for a share of a Fund is the Fund's net asset value per share ("NAV"). NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. The NAV of each Fund is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Fund, less all liabilities, including accrued expenses of the Fund, by the total number of outstanding shares of the Fund. Your order will be priced at the next NAV calculated following receipt of your order in proper form by that Fund. A Fund's investments are generally valued at market value. Certain short-term securities are valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by or under the direction of the Board of Trustees. If the principal market for a security is no longer open at the time at which the NAV is being calculated, the Funds, pursuant to procedures approved by the Board of Trustees, may consider information regarding more recent trades on other markets along with other factors. The Funds have retained a third party provider that applies a statistical model to selected factors to provide fair value pricing for foreign securities where certain events have occurred after the markets in a particular country or region close but, prior to the time as of which the Funds compute their net asset values. This means that a Fund's NAV may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. Foreign securities held by a Fund generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the Fund's NAV can change on a day in which you cannot purchase or redeem your shares.

THE DISCUSSION UNDER "EARLY REDEMPTION FEE" ON PAGE 21 OF THE PROSPECTUS IS REPLACED BY THE FOLLOWING:

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and dilution in the value of their shares from traders seeking short-term profits from market momentum, time-zone arbitrage and other timing strategies.


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To discourage frequent short-term trading in Fund shares, each Fund imposes a redemption fee on short-term redemptions, including exchanges to other Third Avenue Funds, according to the following schedule:

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                             Third Avenue Value Fund
---------------------------------------- ---------------------------------------
            Holding Period                            Redemption Fee
                                           (As a % of current net asset value)
---------------------------------------- ---------------------------------------
            60 Days or Less                                1.00%
---------------------------------------- ---------------------------------------
               Thereafter                                  None
---------------------------------------- ---------------------------------------

--------------------------------------------------------------------------------
    Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund
---------------------------------------- ---------------------------------------
            Holding Period                            Redemption Fee
                                           (As a % of current net asset value)
---------------------------------------- ---------------------------------------
          Less than One Year                              1.00%
---------------------------------------- ---------------------------------------
               Thereafter                                  None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Third Avenue International Value Fund
--------------------------------------------------------------------------------
            Holding Period                            Redemption Fee
                                           (As a % of current net asset value)
---------------------------------------- ---------------------------------------
          Less than One Year                              2.00%
---------------------------------------- ---------------------------------------
               Thereafter                                  None
--------------------------------------------------------------------------------

This redemption fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is not a sales charge and does not benefit the Adviser or any third party in any way. The redemption fee applies to redemptions from these Funds and exchanges from one Fund to another Fund, but not to redemptions of shares acquired through dividend or capital gain distributions which have been automatically reinvested into these Funds. Each Fund reserves the right to modify the terms of, or terminate, this fee at any time. Each Fund also reserves the right to refuse any purchase order for any reason, including because the investors may, in the Fund's view, be engaging in excessive trading. The Funds monitor purchase and redemption activity to assist in minimizing short-term trading.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For this purpose, shares will be treated as redeemed as follows: first, reinvestment shares, second, shares held more than sixty (60) days (in the case of Third Avenue Value Fund) or one (1) year or more (in the case of the other Funds); and third, shares held for sixty (60) days or less (in the case of Third Avenue Value Fund) or less than one (1) year (in the case of the other Funds).

The Funds will not impose the redemption fee on shareholders holding shares through an omnibus account, third party intermediary or broad-based benefit plan if (i) the Funds have received assurances that a look through system allowing for the assessment of the redemption fee will be implemented within a reasonable time as required by relevant regulation or (ii) the Funds have determined that policies and procedures reasonably designed to prevent short-term trading in Fund shares by participants in the program or plan are in effect. Examples of the second type of exception are asset allocation programs that rebalance periodically, systematic withdrawal plans and broad-based benefit plans that appropriately restrict the frequency with which participants can reduce their interests in the Funds. The Funds will also not impose the redemption fee in certain hardship situations such as death or disability that have been approved by a compliance officer.

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                               THIRD AVENUE FUNDS

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

   SUPPLEMENT DATED AUGUST 13, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2004

THE FOLLOWING IS ADDED AS THE LAST TWO SENTENCES UNDER "REDEMPTION OF SHARES" ON PAGE 35 OF THE STATEMENT OF ADDITIONAL INFORMATION:

The Funds and the Advisor do not maintain any arrangements with any person to permit such person to frequently purchase and redeem the Funds' shares. As discussed in the Prospectus, the Funds may permit short-term trades of Fund shares that are incidental to asset allocation programs that rebalance periodically, systematic withdrawal plans and other programs in connection with which the Funds have received assurances that policies and procedures reasonably designed to prevent inappropriate short-term trading of Fund shares are in effect.